Statement of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating Activities:
Net income	$ 8.4	$ 19.9		$ 143.5		$ 113.4		$ 107.1
Adjustments to reconcile net income to net cash flow provided by operating activities:
Depreciation and amortization	48.0	48.9		195.8		196.8		211.9
Deferred tax (benefit) expense	(6.8)	(3.7)		(15.5)		(6.6)		32.8
Stock-based compensation	1.8	1.6		7.5	[1]	5.7	[1]	5.0	[1]
Provision for doubtful accounts	0.7	(1.1)		0.4		3.1		3.0
Net (gain) loss on dispositions	(0.9)	(9.8)	[2]	(27.3)		2.2		2.0
Equity in earnings of investee companies, net of tax	(0.6)	(0.3)		(2.5)		(2.2)		(1.7)
Distributions from investee companies	3.0	1.0		4.4		6.4		6.2
Amortization of deferred financing costs	0.7	0
Change in assets and liabilities,net of investing and financing activities	(54.0)	(46.7)
Change in assets and liabilities, net of investing and financing activities
(Increase) decrease in receivables				(7.1)		7.6		7.6
Decrease in prepaid expenses and other current assets				9.5		3.9		1.2
Decrease in accounts payable and accrued expenses				(34.9)		(21.1)		(33.7)
Increase (decrease) in deferred revenues				7.1		0.9		(2.5)
(Decrease) increase in income taxes				(6.5)		(3.8)		1.8
Other, net				4.0		5.0		1.4
Net cash provided by operating activities	0.3	9.8		278.4		311.3		342.1
Investing Activities:
Capital expenditures	(8.2)	(6.0)		(58.2)		(53.6)		(45.6)
Acquisitions	0	(7.8)		(11.5)		(0.4)		(7.9)
Proceeds from dispositions	0.5	10.9		28.7		0.5		0.8
Net cash used for investing activities	(7.7)	(2.9)		(41.0)		(53.5)		(52.7)
Financing Activities
Proceeds from long-term debt borrowings	1,598.0	0
Deferred financing fees	(24.3)	0
Distribution of net debt proceeds to CBS	(1,523.8)	0
Net cash contribution from (distribution to) to CBS	42.2	(8.4)		(232.6)		(279.7)		(269.4)
Excess tax benefit from stock-based compensation	0	3.6		5.8		2.9		2.3
Other	(0.1)	0		(0.2)		(0.2)		(0.2)
Net cash provided by (used for) financing activities	92.0	(4.8)		(227.0)		(277.0)		(267.3)
Effect of exchange rate changes on cash and cash equivalents	(0.5)	0.3		(0.8)		1.8		(3.5)
Net increase (decrease) in cash and cash equivalents	84.1	2.4		9.6		(17.4)		18.6
Cash and cash equivalents at beginning of period	29.8	20.2		20.2		37.6		19.0
Cash and cash equivalents at end of period	113.9	22.6		29.8		20.2		37.6
Supplemental disclosure of cash flow information
Cash paid for income taxes	4.8	1.4		112.8		96.5		50.9
Investments in investee companies				$ 13.1		$ 0		$ 0

[1]	Stock-based compensation is classified as a Corporate expense.
[2]	During the first quarter of 2013, the Company exchanged most of its billboards in Salt Lake City for billboards in New Jersey resulting in a gain of $9.8 million.